Touchstone Variable Series Trust

PROSPECTUS

July 19, 2004

    Touchstone Conservative ETF Fund
    Touchstone Moderate ETF Fund
    Touchstone Aggressive ETF Fund
    Touchstone Enhanced ETF Fund

The Securities and Exchange Commission has not approved the Funds' shares as an investment or determined whether this Prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

TABLE OF CONTENTS

PAGE

Information About The Funds 3

Touchstone Conservative ETF Fund 4

Touchstone Moderate ETF Fund 7

Touchstone Aggressive ETF Fund 10

Touchstone Enhanced ETF Fund 13

Investment Strategies And Risks 16

The Funds' Management 20

Investing With Touchstone 22

Distributions And Taxes 23

For More Information 24

INFORMATION ABOUT THE FUNDS

TOUCHSTONE VARIABLE SERIES TRUST

Touchstone Variable Series Trust (the "Trust") is a group of 15 mutual funds, only 4 of which are described in this prospectus (each a "Fund," collectively, the "Funds"). Each of the Trust's Funds has a different investment goal and risk level. The Trust is part of the Touchstone Family of Funds, which also consists of Touchstone Investment Trust, a group of taxable bond and money market mutual funds, Touchstone Strategic Trust, a group of equity mutual funds, and Touchstone Tax-Free Trust, a group of tax-free bond and money market mutual funds.

Shares of each Fund described in this Prospectus can be purchased by insurance company separate accounts. You can invest indirectly in the Funds through your purchase of a variable annuity contract or variable life policy. When you purchase a variable annuity contract or variable life policy, you decide how to invest your purchase payments by selecting from the available investment options.

You should read the prospectus for the variable annuity contract or variable life policy that you want to purchase to learn about purchasing a contract and selecting your investment options. That prospectus also contains information about the contract, your investment options, and expenses related to purchasing a variable annuity contract or variable life policy.

TOUCHSTONE FUNDS OF ETF FUNDS

This prospectus specifically provides information about the Touchstone Funds of ETF Funds, which are mutual funds that invest fixed percentages of assets in various exchange-traded funds, including series of the iShares® Trust.* Because the Funds invest in other mutual funds rather than in individual securities, each Fund is considered a "fund of funds" and bears a proportionate share of the expenses charged by the underlying funds in which it invests. In addition, an exchange-traded fund ("ETF") is a fund that is traded like a stock on a securities exchange and may be purchased and sold throughout the trading day based on its market price. Each fund of the iShares Trust is an ETF that is an "index fund," which seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of a particular index.

Each Fund allocates its assets among a group of ETFs in different percentages. Therefore, each Fund has different indirect asset allocations of stocks, bonds, and cash, reflecting varying degrees of potential investment risk and reward for different investment styles and life stages. These asset allocations provide four diversified, distinct options that can meet a wide variety of investment needs. The allocation of stocks and bonds in each Fund reflects greater or lesser emphasis on pursuing current income or growth of capital. This prospectus describes the key features of each Fund, as well as important additional information.

___________________

* iShares® is a registered mark of Barclays Global Investors, N.A. ("BGI"). BGI's only relationship to the Trust and its affiliates is the licensing of certain trademarks and trade names of BGI. The Touchstone Funds of ETF Funds are not sponsored, endorsed, sold, or promoted by BGI. BGI makes no representations or warranties to the shareholders of the Touchstone Funds of ETF Funds or any member of the public regarding the advisability of investing in the Touchstone Funds of ETF Funds or the iShares Funds. BGI has no obligation or liability in connection with the operation, marketing, or trading of the Touchstone Funds of ETF Funds.

TOUCHSTONE CONSERVATIVE ETF FUND

THE FUND'S INVESTMENT GOAL

The Touchstone Conservative ETF Fund seeks total return by investing for income and capital appreciation.

ITS PRINCIPAL INVESTMENT STRATEGIES

The Fund invests primarily in a group of funds of the iShares Trust using a system that prescribes allocations among asset classes intended to minimize expected risk (i.e., volatility) while structuring the portfolio to optimize potential returns based on historical measures of how each asset class performs. As employed by the Fund, this methodology typically results in an allocation of about 65% of assets in bonds and 35% in stocks. In selecting a diversified portfolio of underlying funds, the sub-advisor analyzes many factors, including the underlying fund's investment objectives, total return, volatility, and expenses. The Fund will also hold a minimal amount of cash or cash equivalent positions, such as money market instruments, U.S. government securities, commercial paper, and repurchase agreements.

The Fund currently plans to invest in the following funds at the percentages indicated:
iShares® Trust: iShares Lehman Aggregate Bond Fund	54%
iShares® Trust: iShares Lehman 1-3 Treasury Bond Fund	13%
iShares® Trust: iShares MSCI EAFE Index Fund	7%
iShares® Trust: iShares S&P MidCap 400 BARRA/Value Index Fund	2%
iShares® Trust: iShares S&P MidCap 400 BARRA/Growth Index Fund	2%
iShares® Trust: iShares S&P SmallCap 600 BARRA/Value Index Fund	3%
iShares® Trust: iShares S&P SmallCap 600 BARRA/Growth Index Fund	2%
iShares® Trust: iShares S&P 500/BARRA Value Index Fund	6%
iShares® Trust: iShares S&P 500/BARRA Growth Index Fund	11%

As a result of market gains or losses, the percentage of the Fund's assets invested in stocks or bonds at any given time may be different than the asset allocation model shown above. The sub-advisor will rebalance the Fund's assets annually in accordance with the asset allocation model then in effect, but reserves the right to rebalance more or less frequently depending on market conditions, investment experience, and other factors as it deems appropriate. At that time, the sub-advisor will review and update the model. Stock and bond markets, and the subcategories of assets within those markets (value, growth, large cap, small cap, etc.), have returns that vary from year to year. Because the changes in returns for these assets affect their expected return in the future, the sub-advisor will monitor the model and may update and revise the asset allocation percentages employed by the model to reflect changes in the marketplace.

THE KEY RISKS

The value of an investment in the Fund is based on the performance of the underlying funds in which it invests and the allocation of its assets among those funds. The key risks of an investment in the Fund include the key risks of investing in the underlying funds. The Fund's share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments:

    If the securities market as a whole goes down
    If any of the underlying funds in the Fund's portfolio do not increase in value as expected
    If interest rates go up, causing the value of debt securities held by an underlying fund to decline
    If the issuer of a debt security is unable to make timely payments of principal or interest when due
    If returns from the types of securities in which an underlying fund invests underperform returns from the various general securities markets or different asset classes
    Because investments in foreign securities may have more frequent and larger price changes than U.S. securities and may lose value due to changes in currency exchange rates and other factors
    Because an underlying index may, at various times, concentrate in the securities of a particular industry, group of industries, or sector, and when a fund is overweighted in an industry, group of industries, or sector, it may be more sensitive to any single economic, business, political, or regulatory occurrence than a fund that is not overweighted in an industry, group of industries, or sector
    Because the market value of exchange-traded fund shares may differ from their net asset value as a result of market supply and demand, the shares may trade at a premium or discount
    If the sub-advisor's asset allocation decisions do not anticipate market trends successfully

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government entity.

As with any mutual fund, there is no guarantee that the Fund will achieve its goal.

You can find more information about the securities in which the Fund may invest and a more detailed description of risks under the heading "Investment Strategies And Risks" later in this Prospectus.

THE FUND'S PERFORMANCE

Performance information is only shown for those Funds that have had a full calendar year of operations. Since the Touchstone Conservative ETF Fund began operations on July 19, 2004, there is no performance information included in this Prospectus.

THE FUND'S FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, but does not reflect the effect of any fees or other expenses of any variable annuity or variable life insurance product. If variable annuity or variable life contract fees were included, expenses would be higher.

ANNUAL OPERATING EXPENSES (expenses that are deducted from Fund assets)
Management Fee	0.40%
Other Expenses*	0.45%
Total Annual Fund Operating Expenses	0.85%
Fee Waiver and/or Expense Reimbursement**	0.35%
Net Expenses	0.50%

* These expenses are estimated for the current fiscal year.

** Touchstone Advisors has contractually agreed to waive a portion of its advisory fee and/or reimburse certain Fund expenses in order to limit Net Expenses to 0.50%. This agreement will remain in place until at least December 31, 2004.

In addition to the direct expenses of the Fund set forth above, the Fund will also bear the expenses of the underlying funds in which it invests. Based on actual expenses of the underlying funds for each of their most recent fiscal years, the Fund's estimated total annual expenses would be 1.06% before waivers and/or reimbursements and 0.71% after waivers and/or reimbursements.

Out of its Management Fee, Touchstone Advisors will pay its affiliates, Integrity Life Insurance Company and National Integrity Life Insurance Company (the "Integrity Companies"), a shareholder servicing fee of up to .22% annually. In exchange for the shareholder servicing fee, the Integrity Companies provide services including (but not limited to) prospectus, financial report and statement delivery; telephone and Internet services for contract owners; and recordkeeping and similar administrative services. If Net Expenses exceed .50%, the Integrity Companies will reduce the shareholder servicing fee by a corresponding amount and, to the extent necessary, reimburse Touchstone Advisors from their own assets.

EXAMPLE

The following example should help you compare the cost of investing in the Touchstone Conservative ETF Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that contractual fee waivers are reflected only for the length of the contractual limit, i.e. the first year, in the example. The Example does not take into account the fees and expenses relating to the variable annuity contract or variable life policy; if fees or other expenses related to the variable annuity contract or variable life policy were included, costs in the Example would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
1 Year	3 Years
$72.75	$303.63

TOUCHSTONE MODERATE ETF FUND

THE FUND'S INVESTMENT GOAL

The Touchstone Moderate ETF Fund seeks total return by investing primarily for capital appreciation and secondarily for income.

ITS PRINCIPAL INVESTMENT STRATEGIES

The Fund invests primarily in a group of funds of the iShares Trust using a system that prescribes allocations among asset classes intended to minimize expected risk (i.e., volatility) while structuring the portfolio to optimize potential returns based on historical measures of how each asset class performs. As employed by the Fund, this methodology typically results in an allocation of about 60% of assets in stocks and 40% in bonds. In selecting a diversified portfolio of underlying funds, the sub-advisor analyzes many factors, including the underlying fund's investment objectives, total return, volatility, and expenses. The Fund will also hold a minimal amount of cash or cash equivalent positions, such as money market instruments, U.S. government securities, commercial paper, and repurchase agreements.

The Fund currently plans to invest in the following funds at the percentages indicated:
iShares® Trust: iShares Lehman Aggregate Bond Fund	42%
iShares® Trust: iShares MSCI EAFE Index Fund	5%
iShares® Trust: iShares S&P MidCap 400 BARRA/Value Index Fund	9%
iShares® Trust: iShares S&P MidCap 400 BARRA/Growth Index Fund	3%
iShares® Trust: iShares S&P SmallCap 600 BARRA/Value Index Fund	5%
iShares® Trust: iShares S&P SmallCap 600 BARRA/Growth Index Fund	3%
iShares® Trust: iShares S&P 500/BARRA Value Index Fund	13%
iShares® Trust: iShares S&P 500/BARRA Growth Index Fund	20%

As a result of market gains or losses, the percentage of the Fund's assets invested in stocks or bonds at any given time may be different than the asset allocation model shown above. The sub-advisor will rebalance the Fund's assets annually in accordance with the asset allocation model then in effect, but reserves the right to rebalance more or less frequently depending on market conditions, investment experience, and other factors as it deems appropriate. At that time, the sub-advisor will review and update the model. Stock and bond markets, and the subcategories of assets within those markets (value, growth, large cap, small cap, etc.), have returns that vary from year to year. Because the changes in returns for these assets affect their expected return in the future, the sub-advisor will monitor the model and may update and revise the asset allocation percentages employed by the model to reflect changes in the marketplace.

THE KEY RISKS

The value of an investment in the Fund is based on the performance of the underlying funds in which it invests and the allocation of its assets among those funds. The key risks of an investment in the Fund include the key risks of investing in the underlying funds. The Fund's share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments:

    If the securities market as a whole goes down
    If any of the underlying funds in the Fund's portfolio do not increase in value as expected
    If interest rates go up, causing the value of debt securities held by an underlying fund to decline
    If the issuer of a debt security is unable to make timely payments of principal or interest when due
    If returns from the types of securities in which an underlying fund invests underperform returns from the various general securities markets or different asset classes
    Because investments in foreign securities may have more frequent and larger price changes than U.S. securities and may lose value due to changes in currency exchange rates and other factors
    Because an underlying index may, at various times, concentrate in the securities of a particular industry, group of industries, or sector, and when a fund is overweighted in an industry, group of industries, or sector, it may be more sensitive to any single economic, business, political, or regulatory occurrence than a fund that is not overweighted in an industry, group of industries, or sector
    Because the market value of exchange-traded fund shares may differ from their net asset value as a result of market supply and demand, the shares may trade at a premium or discount
    If the sub-advisor's asset allocation decisions do not anticipate market trends successfully

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government entity.

As with any mutual fund, there is no guarantee that the Fund will achieve its goal.

You can find more information about the securities in which the Fund may invest and a more detailed description of risks under the heading "Investment Strategies And Risks" later in this Prospectus.

THE FUND'S PERFORMANCE

Performance information is only shown for those Funds that have had a full calendar year of operations. Since the Touchstone Moderate ETF Fund began operations on July 19, 2004, there is no performance information included in this Prospectus.

THE FUND'S FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, but does not reflect the effect of any fees or other expenses of any variable annuity or variable life insurance product. If variable annuity or variable life contract fees were included, expenses would be higher.

ANNUAL OPERATING EXPENSES (expenses that are deducted from Fund assets)
Management Fee	0.40%
Other Expenses*	0.45%
Total Annual Fund Operating Expenses	0.85%
Fee Waiver and/or Expense Reimbursement**	0.35%
Net Expenses	0.50%

* These expenses are estimated for the current fiscal year.

** Touchstone Advisors has contractually agreed to waive a portion of its advisory fee and/or reimburse certain Fund expenses in order to limit Net Expenses to 0.50%. This agreement will remain in place until at least December 31, 2004.

In addition to the direct expenses of the Fund set forth above, the Fund will also bear the expenses of the underlying funds in which it invests. Based on actual expenses of the underlying funds for each of their most recent fiscal years, the Fund's estimated total annual expenses would be 1.06% before waivers and/or reimbursements and 0.71% after waivers and/or reimbursements.

Out of its Management Fee, Touchstone Advisors will pay the Integrity Companies a shareholder servicing fee of up to .22% annually. In exchange for the shareholder servicing fee, the Integrity Companies provide services including (but not limited to) prospectus, financial report and statement delivery; telephone and Internet services for contract owners; and recordkeeping and similar administrative services. If Net Expenses exceed .50%, the Integrity Companies will reduce the shareholder servicing fee by a corresponding amount and, to the extent necessary, reimburse Touchstone Advisors from their own assets.

EXAMPLE

The following example should help you compare the cost of investing in the Touchstone Moderate ETF Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that contractual fee waivers are reflected only for the length of the contractual limit, i.e. the first year, in the example. The Example does not take into account the fees and expenses relating to the variable annuity contract or variable life policy; if fees or other expenses related to the variable annuity contract or variable life policy were included, costs in the Example would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
1 Year	3 Years
$72.75	$303.63

TOUCHSTONE AGGRESSIVE ETF FUND

THE FUND'S INVESTMENT GOAL

The Touchstone Aggressive ETF Fund seeks capital appreciation.

ITS PRINCIPAL INVESTMENT STRATEGIES

The Fund invests primarily in a group of funds of the iShares Trust using a system that prescribes allocations among asset classes intended to minimize expected risk (i.e., volatility) while structuring the portfolio to optimize potential returns based on historical measures of how each asset class performs. As employed by the Fund, this methodology typically results in an allocation of about 80% of assets in stocks and 20% in bonds. In selecting a diversified portfolio of underlying funds, the sub-advisor analyzes many factors, including the underlying fund's investment objectives, total return, volatility, and expenses. The Fund will also hold a minimal amount of cash or cash equivalent positions, such as money market instruments, U.S. government securities, commercial paper, and repurchase agreements.

The Fund currently plans to invest in the following funds at the percentages indicated:
iShares® Trust: iShares Lehman Aggregate Bond Fund	19%
iShares® Trust: iShares MSCI EAFE Index Fund	4%
iShares® Trust: iShares S&P MidCap 400 BARRA/Value Index Fund	13%
iShares® Trust: iShares S&P MidCap 400 BARRA/Growth Index Fund	5%
iShares® Trust: iShares S&P SmallCap 600 BARRA/Value Index Fund	8%
iShares® Trust: iShares S&P SmallCap 600 BARRA/Growth Index Fund	3%
iShares® Trust: iShares S&P 500/BARRA Value Index Fund	18%
iShares® Trust: iShares S&P 500/BARRA Growth Index Fund	30%

As a result of market gains or losses, the percentage of the Fund's assets invested in stocks or bonds at any given time may be different than the asset allocation model shown above. The sub-advisor will rebalance the Fund's assets annually in accordance with the asset allocation model then in effect, but reserves the right to rebalance more or less frequently depending on market conditions, investment experience, and other factors as it deems appropriate. At that time, the sub-advisor will review and update the model. Stock and bond markets, and the subcategories of assets within those markets (value, growth, large cap, small cap, etc.), have returns that vary from year to year. Because the changes in returns for these assets affect their expected return in the future, the sub-advisor will monitor the model and may update and revise the asset allocation percentages employed by the model to reflect changes in the marketplace.

THE KEY RISKS

The value of an investment in the Fund is based on the performance of the underlying funds in which it invests and the allocation of its assets among those funds. The key risks of an investment in the Fund include the key risks of investing in the underlying funds. The Fund's share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments:

    If the securities market as a whole goes down
    If any of the underlying funds in the Fund's portfolio do not increase in value as expected
    If interest rates go up, causing the value of debt securities held by an underlying fund to decline
    If the issuer of a debt security is unable to make timely payments of principal or interest when due
    If returns from the types of securities in which an underlying fund invests underperform returns from the various general securities markets or different asset classes
    Because investments in foreign securities may have more frequent and larger price changes than U.S. securities and may lose value due to changes in currency exchange rates and other factors
    Because an underlying index may, at various times, concentrate in the securities of a particular industry, group of industries, or sector, and when a fund is overweighted in an industry, group of industries, or sector, it may be more sensitive to any single economic, business, political, or regulatory occurrence than a fund that is not overweighted in an industry, group of industries, or sector
    Because the market value of exchange-traded fund shares may differ from their net asset value as a result of market supply and demand, the shares may trade at a premium or discount
    If the sub-advisor's asset allocation decisions do not anticipate market trends successfully

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government entity.

As with any mutual fund, there is no guarantee that the Fund will achieve its goal.

You can find more information about the securities in which the Fund may invest and a more detailed description of risks under the heading "Investment Strategies And Risks" later in this Prospectus.

THE FUND'S PERFORMANCE

Performance information is only shown for those Funds that have had a full calendar year of operations. Since the Touchstone Aggressive ETF Fund began operations on July 19, 2004, there is no performance information included in this Prospectus.

THE FUND'S FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, but does not reflect the effect of any fees or other expenses of any variable annuity or variable life insurance product. If variable annuity or variable life contract fees were included, expenses would be higher.

ANNUAL OPERATING EXPENSES (expenses that are deducted from Fund assets)
Management Fee	0.40%
Other Expenses*	0.45%
Total Annual Fund Operating Expenses	0.85%
Fee Waiver and/or Expense Reimbursement**	0.35%
Net Expenses	0.50%

* These expenses are estimated for the current fiscal year.

** Touchstone Advisors has contractually agreed to waive a portion of its advisory fee and/or reimburse certain Fund expenses in order to limit Net Expenses to 0.50%. This agreement will remain in place until at least December 31, 2004.

In addition to the direct expenses of the Fund set forth above, the Fund will also bear the expenses of the underlying funds in which it invests. Based on actual expenses of the underlying funds for each of their most recent fiscal years, the Fund's estimated total annual expenses would be 1.06% before waivers and/or reimbursements and 0.71% after waivers and/or reimbursements.

Out of its Management Fee, Touchstone Advisors will pay the Integrity Companies a shareholder servicing fee of up to .22% annually. In exchange for the shareholder servicing fee, the Integrity Companies provide services including (but not limited to) prospectus, financial report and statement delivery; telephone and Internet services for contract owners; and recordkeeping and similar administrative services. If Net Expenses exceed .50%, the Integrity Companies will reduce the shareholder servicing fee by a corresponding amount and, to the extent necessary, reimburse Touchstone Advisors from their own assets.

EXAMPLE

The following example should help you compare the cost of investing in the Touchstone Aggressive ETF Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that contractual fee waivers are reflected only for the length of the contractual limit, i.e. the first year, in the example. The Example does not take into account the fees and expenses relating to the variable annuity contract or variable life policy; if fees or other expenses related to the variable annuity contract or variable life policy were included, costs in the Example would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
1 Year	3 Years
$72.75	$303.63

TOUCHSTONE ENHANCED ETF FUND

THE FUND'S INVESTMENT GOAL

The Touchstone Enhanced ETF Fund seeks high capital appreciation.

ITS PRINCIPAL INVESTMENT STRATEGIES

The Fund invests primarily in a group of funds of the iShares Trust using a system that prescribes allocations among asset classes intended to minimize expected risk (i.e., volatility) while structuring the portfolio to optimize potential returns based on historical measures of how each asset class performs. As employed by the Fund, this methodology varies asset class weights over time to focus on those with the best potential for appreciation. Those asset classes with the best relative strength, as measured by their relative performance over the prior six months, are overweighted for six months, while the other asset classes are underweighted, thereby increasing the potential for enhanced performance with lower volatility. In selecting a diversified portfolio of underlying funds, the sub-advisor analyzes many factors, including the underlying fund's investment objectives, total return, volatility, and expenses. The Fund will also hold a minimal amount of cash or cash equivalent positions, such as money market instruments, U.S. government securities, commercial paper, and repurchase agreements.

Based on the strategy outlined above, as of December 31, 2003, the Fund would have invested in the following funds at the percentages indicated:
iShares® Trust: iShares Lehman Aggregate Bond Fund	3%
iShares® Trust: iShares MSCI EAFE Index Fund	22%
iShares® Trust: iShares S&P MidCap 400 BARRA/Value Index Fund	22%
iShares® Trust: iShares S&P MidCap 400 BARRA/Growth Index Fund	3%
iShares® Trust: iShares S&P SmallCap 600 BARRA/Value Index Fund	22%
iShares® Trust: iShares S&P SmallCap 600 BARRA/Growth Index Fund	22%
iShares® Trust: iShares S&P 500/BARRA Value Index Fund	3%
iShares® Trust: iShares S&P 500/BARRA Growth Index Fund	3%

As a result of market gains or losses, the percentage of the Fund's assets invested in stocks or bonds at any given time may be different than the asset allocation model shown above. The sub-advisor will rebalance the Fund's assets semiannually in accordance with the asset allocation model then in effect, but reserves the right to rebalance more or less frequently depending on market conditions, investment experience, and other factors as it deems appropriate. The sub-advisor will review and update the model periodically through the year. Stock and bond markets, and the subcategories of assets within those markets (value, growth, large cap, small cap, etc.), have returns that vary from year to year. Because the changes in returns for these assets affect their expected return in the future, the sub-advisor will monitor the model and may update and revise the asset allocation percentages employed by the model to reflect changes in the marketplace.

THE KEY RISKS

The value of an investment in the Fund is based on the performance of the underlying funds in which it invests and the allocation of its assets among those funds. The key risks of an investment in the Fund include the key risks of investing in the underlying funds. The Fund's share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments:

    If the securities market as a whole goes down
    If any of the underlying funds in the Fund's portfolio do not increase in value as expected
    If interest rates go up, causing the value of debt securities held by an underlying fund to decline
    If the issuer of a debt security is unable to make timely payments of principal or interest when due
    If returns from the types of securities in which an underlying fund invests underperform returns from the various general securities markets or different asset classes
    Because investments in foreign securities may have more frequent and larger price changes than U.S. securities and may lose value due to changes in currency exchange rates and other factors
    Because an underlying index may, at various times, concentrate in the securities of a particular industry, group of industries, or sector, and when a fund is overweighted in an industry, group of industries, or sector, it may be more sensitive to any single economic, business, political, or regulatory occurrence than a fund that is not overweighted in an industry, group of industries, or sector
    Because the market value of exchange-traded fund shares may differ from their net asset value as a result of market supply and demand, the shares may trade at a premium or discount
    If the sub-advisor's asset allocation decisions do not anticipate market trends successfully

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government entity.

As with any mutual fund, there is no guarantee that the Fund will achieve its goal.

You can find more information about the securities in which the Fund may invest and a more detailed description of risks under the heading "Investment Strategies And Risks" later in this Prospectus.

THE FUND'S PERFORMANCE

Performance information is only shown for those Funds that have had a full calendar year of operations. Since the Touchstone Enhanced ETF Fund began operations on July 19, 2004, there is no performance information included in this Prospectus.

THE FUND'S FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, but does not reflect the effect of any fees or other expenses of any variable annuity or variable life insurance product. If variable annuity or variable life contract fees were included, expenses would be higher.

ANNUAL OPERATING EXPENSES (expenses that are deducted from Fund assets)
Management Fee	0.40%
Other Expenses*	0.45%
Total Annual Fund Operating Expenses	0.85%
Fee Waiver and/or Expense Reimbursement**	0.35%
Net Expenses	0.50%

* These expenses are estimated for the current fiscal year.

** Touchstone Advisors has contractually agreed to waive a portion of its advisory fee and/or reimburse certain Fund expenses in order to limit Net Expenses to 0.50%. This agreement will remain in place until at least December 31, 2004.

In addition to the direct expenses of the Fund set forth above, the Fund will also bear the expenses of the underlying funds in which it invests. Based on actual expenses of the underlying funds for each of their most recent fiscal years, the Fund's estimated total annual expenses would be 1.12% before waivers and/or reimbursements and 0.77% after waivers and/or reimbursements.

Out of its Management Fee, Touchstone Advisors will pay the Integrity Companies a shareholder servicing fee of up to .22% annually. In exchange for the shareholder servicing fee, the Integrity Companies provide services including (but not limited to) prospectus, financial report and statement delivery; telephone and Internet services for contract owners; and recordkeeping and similar administrative services. If Net Expenses exceed .50%, the Integrity Companies will reduce the shareholder servicing fee by a corresponding amount and, to the extent necessary, reimburse Touchstone Advisors from their own assets.

EXAMPLE

The following example should help you compare the cost of investing in the Touchstone Enhanced ETF Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that contractual fee waivers are reflected only for the length of the contractual limit, i.e. the first year, in the example. The Example does not take into account the fees and expenses relating to the variable annuity contract or variable life policy; if fees or other expenses related to the variable annuity contract or variable life policy were included, costs in the Example would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
1 Year	3 Years
$78.90	$322.63

INVESTMENT STRATEGIES AND RISKS

CAN A FUND DEPART FROM ITS NORMAL STRATEGIES?

Each Fund may depart from its investment strategies by taking temporary defensive positions in response to adverse market, economic, political, or other conditions. During these times, a Fund may not achieve its investment goals.

DO THE FUNDS ENGAGE IN ACTIVE TRADING OF SECURITIES?

The Touchstone Enhanced ETF Fund may engage in active trading of its underlying fund assets to achieve its investment goal. Frequent trading increases transaction costs, which may lower the Fund's performance.

CAN A FUND CHANGE ITS INVESTMENT GOAL?

Each Fund may change its investment goal by a vote of the Board of Trustees without shareholder approval. You would be notified at least 30 days before any such change takes effect.

ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS

EXCHANGE-TRADED FUNDS. An ETF is a fund that holds a portfolio of common stocks designed to track the performance of a particular securities index or sector of an index, like the S&P 500 or NASDAQ, or a portfolio of bonds that may be designed to track a bond index. Because they may be traded like stocks on a securities exchange (e.g., the American Stock Exchange), ETFs may be purchased and sold throughout the trading day based on their market price. Each share of an ETF represents an undivided ownership interest in the portfolio held by an ETF. ETFs that track indices or sectors of indices hold either:

• shares of all of the companies (or, for a fixed income ETF, bonds) that are represented by a particular index in the same proportion that is represented in the index itself; or

• shares of a sampling of the companies (or, for a fixed income ETF, bonds) that are represented by a particular index in a proportion meant to track the performance of the entire index.

ETFs are generally registered as investment companies and issue large blocks of shares (typically 50,000) called "creation units" in exchange for a specified portfolio of the ETF's underlying securities, plus a cash payment generally equal to accumulated dividends of the securities (net of expenses) up to the time of deposit. Creation units are redeemed in kind for a portfolio of the underlying securities (based on the ETF's net asset value), together with a cash payment generally equal to accumulated dividends as of the date of redemption. As investment companies, ETFs incur fees and expenses such as trustees fees, operating expenses, licensing fees, registration fees, and marketing expenses, each of which will be reflected in the net asset value of ETFs. Accordingly, ETF shareholders pay their proportionate share of these expenses.

MONEY MARKET INSTRUMENTS include:

    Bank obligations
    Short-term government securities
    Short-term corporate debt securities
    Short-term municipal securities
    Variable and floating rate securities

BANK OBLIGATIONS include:

    Certificates of deposit, which are issued by banks in exchange for the deposit of funds and have penalties for early withdrawal
    Bankers' acceptances, which are bills of exchange used by corporations to finance the shipment and storage of goods and to furnish dollar exchange
    Time deposits, which are deposits in a bank that earn a specified interest rate over a given period of time

U.S. GOVERNMENT SECURITIES include:

    Obligations issued directly by the U.S. Treasury such as Treasury bills, notes and bonds
    Obligations issued by agencies or instrumentalities of the U.S. Government, such as the Government National Mortgage Association (GNMA), Federal National Mortgage Association (FNMA), Federal Home Loan Mortgage Corporation (FHLMC), Federal Government Loan Mortgage Corporation (FGLMC), Student Loan Marketing Association (SLMA), Small Business Administration (SBA), Tennessee Valley Authority (TVA), and the Overseas Private Investment Corporation (OPIC)
    U.S. Treasuries issued without interest coupons (STRIPS)
    Inflation-indexed bonds issued by the U.S. Treasury whose principal value is periodically adjusted to the rate of inflation

Some U.S. Government securities are backed by the full faith and credit of the U.S. Treasury, meaning that payment of principal and interest is guaranteed by the U.S. Treasury. Other U.S. Government securities are backed only by the credit of the agency or instrumentality issuing the security, which may include the right of the issuer to borrow from the U.S. Treasury. Securities backed by the full faith and credit of the U.S. Treasury include Treasury bills, Treasury notes, Treasury bonds, and securities backed by OPIC. Securities backed only by the credit of the government agency issuing the security include securities backed by the GNMA, FNMA, FHLMC, FGLMC, SLMA, SBA, and TVA.

CORPORATE DEBT SECURITIES. Corporate debt securities are obligations of a corporation to pay interest and repay principal. Corporate debt securities include commercial paper, notes and bonds.

MUNICIPAL SECURITIES. Municipal securities are issued to finance public works, to repay outstanding obligations, to raise funds for general operating expenses and to lend money to other public institutions. The two types of municipal securities are general obligation bonds and revenue bonds. General obligation bonds are secured by the issuer's full faith and credit and taxing power, while revenue bonds are backed only by the revenues of the specific project.

VARIABLE AND FLOATING RATE SECURITIES. Variable and floating rate securities are securities with interest rates that are adjusted when a specific interest rate index changes (floating rate securities) or on a schedule (variable rate securities).

REPURCHASE AGREEMENTS. Repurchase agreements are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. Government, its agencies, and instrumentalities. A repurchase agreement is a transaction in which a security is purchased with a simultaneous commitment to sell it back to the seller (a commercial bank or recognized securities dealer) at an agreed upon price on an agreed upon date. This date is usually not more than seven days from the date of purchase. The resale price reflects the purchase price plus an agreed upon market rate of interest, which is unrelated to the coupon rate or maturity of the purchased security.

RISKS OF INVESTING IN THE FUNDS

The value of an investment in a Fund is based primarily on the performance of its underlying funds and the allocation of the Fund's assets among them. Therefore, the risks of an investment in a Fund include the risks of investing in its underlying funds.

MARKET RISK. An underlying fund that invests in securities is subject to market risk. Securities prices in general may decline over short or even extended periods, regardless of the success or failure of a particular company's operations. Securities markets tend to run in cycles, with periods when prices generally go up and periods when they generally go down. In addition, stocks fall into three broad market capitalization categories - large cap, mid cap and small cap. Investing primarily in one category carries the risk that, due to market conditions, that category may be out of favor. For example, if valuations of large cap companies appear to be greatly out of proportion to the valuations of small or mid cap companies, investors may migrate to the stocks of small and mid-sized companies, causing a Fund that invests in these companies to increase in value more rapidly than a Fund that invests in larger, fully-valued companies. Common stock prices tend to go up and down more than those of bonds.

    Small Cap Companies. Small cap stock risk is the risk that stocks of smaller companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Small companies may have limited product lines or financial resources, or may be dependent upon a small or inexperienced management group. In addition, small cap stocks typically are traded in lower volume, and their issuers typically are subject to greater degrees of changes in their earnings and prospects.
    Mid Cap Companies. Mid cap stock risk is the risk that stocks of mid-sized companies may be subject to more abrupt or erratic movements than stocks of larger, more established companies. Mid-sized companies may have limited product lines or financial resources, and may be dependent upon a particular niche of the market.
    Large Cap Companies. Large cap stock risk is the risk that stocks of larger companies may underperform relative to those of small and mid-sized companies. Larger, more established companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes. Many larger companies may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.
    Emerging Growth Companies. Investment in emerging growth companies is subject to enhanced risks because such companies generally have limited product lines, markets or financial resources and often exhibit a lack of management depth. The securities of such companies can be difficult to sell and are usually more volatile than securities of larger, more established companies.
    Real Estate Investment Trusts (REITs). Investment in REITs is subject to risks similar to those associated with the direct ownership of real estate (in addition to securities markets risks). REITs are more sensitive to factors such as changes in real estate values and property taxes, interest rates, cash flow of underlying real estate assets, supply and demand, and the management skill and creditworthiness of the issuer. REITs may also lose value due to changes in tax or other regulatory requirements.
    Technology Securities. The value of technology securities may fluctuate dramatically and technology securities may be subject to greater than average financial and market risk. Investments in the high technology sector include the risk that certain products and services may be subject to competitive pressures and aggressive pricing and the risk that new products will not meet expectations or even reach the marketplace.
    Initial Public Offerings (IPOs). IPO risk is the risk that the market value of IPO shares will fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk. When a Fund's asset base is small, a significant portion of the Fund's performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the Fund. As a Fund's assets grow, the effect of the Fund's investments in IPOs on the Fund's performance probably will decline, which could reduce the Fund's performance.

ASSET CLASS RISK. The returns from the types of securities in which an underlying fund invests may underperform returns from the general securities markets or different asset classes. Different types of securities tend to go through cycles of outperformance and underperformance in comparison to the general securities markets.

INTEREST RATE RISK. An underlying fund that invests in debt securities is subject to the risk that the market value of the debt securities will decline because of rising interest rates. The prices of debt securities are generally linked to the prevailing market interest rates. In general, when interest rates rise, the prices of debt securities fall, and when interest rates fall, the prices of debt securities rise. The price volatility of a debt security also depends on its maturity. Generally, the longer the maturity of a debt security the greater its sensitivity to changes in interest rates. To compensate investors for this higher risk, debt securities with longer maturities generally offer higher yields than debt securities with shorter maturities.

CREDIT RISK. The debt securities in an underlying fund's portfolio are subject to credit risk. Credit risk is the possibility that an issuer will fail to make timely payments of interest or principal. Securities rated in the lowest category of investment grade securities have some risky characteristics and changes in economic conditions are more likely to cause issuers of these securities to be unable to make payments.

FOREIGN INVESTING RISK. Investing in foreign securities poses unique risks such as loss of value due to fluctuation in currency exchange rates and other factors, market illiquidity, price volatility, high trading costs, difficulties in settlement, regulations on stock exchanges, limits on foreign ownership, less stringent accounting, reporting and disclosure requirements, and other considerations. Diplomatic, political or economic developments, including nationalization or appropriation, could affect investments in foreign securities. In the past, equity and debt instruments of foreign markets have had more frequent and larger price changes than those of U.S. markets.

TRACKING ERROR RISK. The underlying fund's returns may deviate from those of its index. Factors such as the fees and expenses of the underlying funds, imperfect correlation between an underlying fund's securities and those in its index, rounding of prices, and changes to the index and to regulatory policies may affect an underlying fund's ability to achieve close correlation with its index.

MARKET TRADING RISK. The shares of the underlying funds may trade at a premium or discount to their net asset value. The market value of exchange-traded fund shares may differ from the shares' net asset value. The net asset value of exchange-traded fund shares fluctuate with the changes in the market value of the fund's holdings, while the trading price of exchange-traded fund shares fluctuate in accordance with changes in net asset value as well as market supply and demand.

CONCENTRATION. If an underlying fund's index concentrates in a particular industry, group of industries, or sector, that fund may be adversely affected by the performance of those securities and subject to price volatility. In addition, an underlying fund that concentrates in a single industry or group of industries may be more susceptible to any single economic, market, political, or regulatory occurrence.

NON-DIVERSIFICATION RISK. The underlying funds may be non-diversified and, therefore, may hold fewer securities than a diversified fund. As a result, the underlying funds may be more sensitive to the risks associated with those securities or to any single economic, business, political, or regulatory occurrence.

OTHER INVESTMENT COMPANIES. Investments by a Fund in other investment companies will be subject to the provisions of the 1940 Act. As a shareholder of another investment company, a Fund would be subject to the same risks as any other investor in that investment company. In addition, it would bear a proportionate share of any fees and expenses paid by that investment company. These would be in addition to the advisory and other fees paid directly by the Fund.

THE FUNDS' MANAGEMENT

INVESTMENT ADVISOR

Touchstone Advisors, Inc., (the "Advisor" or "Touchstone Advisors") located at 221 East Fourth Street, Suite 300, Cincinnati, Ohio 45202 is the investment advisor of the Funds. Touchstone Advisors has been registered as an investment advisor under the Investment Advisers Act of 1940, as amended (the "Advisers Act"), since 1994. As of December 31, 2003, Touchstone Advisors had $2.6 billion in assets under management.

Touchstone Advisors is responsible for selecting a sub-advisor for the Funds who has shown good investment performance in its areas of expertise. The Board of Trustees of the Trust reviews and must approve the Advisor's selection. Touchstone Advisors considers various factors in evaluating a sub-advisor, including:

    Level of knowledge and skill
    Performance as compared to its peers or benchmark
    Consistency of performance over 5 years or more
    Level of compliance with investment rules and strategies
    Employees, facilities and financial strength
    Quality of service

Touchstone Advisors will also continually monitor the sub-advisor's performance through various analyses and through in-person, telephone and written consultations with the sub-advisors. Touchstone Advisors discusses its expectations for performance with each sub-advisor. Touchstone Advisors provides written evaluations and recommendations to the Board of Trustees, including whether or not the sub-advisor's contract should be renewed, modified, or terminated.

The Trust and Touchstone Advisors have applied for, and the SEC has granted, an exemptive order that permits the Trust or Touchstone Advisors, under certain circumstances, to select or change investment advisors, enter into new sub-advisory agreements or amend existing sub-advisory agreements without first obtaining shareholder approval. A Fund must still obtain shareholder approval of any sub-advisory agreement with a sub-advisor affiliated with the Trust or Touchstone Advisors other than by reason of serving as a sub-advisor to one or more Funds. Shareholders of a Fund will be notified of any changes in the sub-advisor to that Fund.

Touchstone Advisors or one of its affiliates will seed each of the Funds to facilitate its commencement of operations and intends to redeem the seed money on a dollar for dollar basis to the extent that new investor purchase orders are made.

Each Fund has agreed to pay Touchstone Advisors a fee for its services at an annual rate of 0.40% that is computed daily based on the Fund's average daily net assets and paid monthly. Out of this fee, Touchstone Advisors pays the sub-advisor a fee for its services and pays the Integrity Companies a shareholder servicing fee of up to .22% annually. In exchange for the shareholder servicing fee, the Integrity Companies provide services including (but not limited to) prospectus, financial report and statement delivery; telephone and Internet services for contract owners; and recordkeeping and similar administrative services. If a Fund's Net Expenses exceed .50%, the Integrity Companies will reduce the shareholder servicing fee by a corresponding amount and, to the extent necessary, reimburse Touchstone Advisors from their own assets. Touchstone Advisors is also responsible for running all of the operations of the Funds, except for those that are subcontracted to the sub-advisor, custodian, transfer agent, accounting services agent, and administrator.

The Funds' advisory fee schedule includes breakpoints in order to reduce the fee paid by the Funds to 0.38% for those assets over $50 million and 0.36% for those assets over $100 million.

SUB-ADVISOR

Todd Investment Advisors, Inc. ("Todd") located at 101 South Fifth St., Suite 3160, Louisville, KY 40202, serves as the Funds' sub-advisor. Todd makes the day-to-day operational and management decisions for the Funds and is responsible for determining the asset allocation model for the investments held by a Fund according to the applicable investment goals and strategies.

Todd has been registered as an investment advisor since 1967. Todd provides investment advisory services to individual and institutional clients.

John J. White, CFA, will have primary responsibility for the day-to-day management of the Funds. Mr. White joined Todd in 2002 and has 7 years of experience in creating and maintaining model portfolios and 20 years of industry experience. Mr. White is supported by Robert P. Bordogna, President and Chief Executive Officer, and Bosworth M. Todd, founder and Chairman. Mr. Bordogna and Mr. Todd have worked together since 1980.

Todd is an affiliate of Touchstone Advisors. Therefore, Touchstone Advisors may have a conflict of interest when making decisions to keep Todd as sub-advisor to the Funds. The Board of Trustees reviews Touchstone Advisors' decisions with respect to the retention of Todd to reduce the possibility of a conflict of interest situation.

Touchstone Advisors pays Todd a fee for the services it provides to each Fund at an annual rate of 0.10% that is computed daily based on a Fund's average daily net assets and paid monthly. Touchstone Advisors' affiliate, Integrity Life Insurance Company, has guaranteed that Todd will receive a minimum annual fee of $10,000 per Fund for its services.

UNDERWRITER

Touchstone Securities, Inc. ("Touchstone"), the Trust's principal underwriter, at its expense (from a designated percentage of its income) currently provides compensation to certain dealers. Touchstone pursues a focused distribution strategy with a limited number of dealers who have sold shares of a Fund or other Touchstone Funds. Compensation is limited to such dealers. Touchstone reviews and makes changes to the focused distribution strategy on a continual basis. These payments are generally based on a pro rata share of a dealer's sales. Touchstone may also provide compensation in connection with conferences, sales or training programs for employees, seminars for the public, advertising and other dealer-sponsored programs.

INVESTING WITH TOUCHSTONE

CHOOSING THE APPROPRIATE FUNDS TO MATCH YOUR GOALS

Investing well requires a plan. We recommend that you meet with your financial advisor to plan a strategy that will best meet your financial goals. Your financial advisor can help you buy a variable annuity contract or variable life policy that would allow you to invest in the Funds you choose.

PURCHASING SHARES

You cannot buy shares of the Funds directly. You can invest indirectly in the Funds through your purchase of a variable annuity contract or variable life policy. You should read this prospectus and the prospectus of the variable annuity contract or variable life policy carefully before you choose your investment options.

    Investor Alert: The Trust reserves the right to refuse any purchase order that it regards as disruptive to efficient portfolio management. For example, a purchase request could be rejected because of the timing of the investment or because of a history of excessive trading.

SELLING SHARES

To meet various obligations under the contracts, the separate accounts may sell Fund shares to generate cash. For example, a separate account may sell Fund shares and use the proceeds to pay a contract owner who requested a partial withdrawal or who canceled a contract. When a Fund sells shares, it sells shares of each of the underlying funds in the same percentage that it holds those shares as part of its portfolio of securities. Therefore, the relative percentage of a Fund's composition of underlying funds is not affected by the sale. Proceeds from the sale are usually sent to the separate account on the next business day. The Fund may suspend sales of shares or postpone payment dates when the New York Stock Exchange ("NYSE") is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as otherwise permitted by the SEC.

PRICING OF FUND SHARES

Each Fund's share price, also called net asset value ("NAV"), is determined as of the close of trading (normally 4:00 p.m., Eastern time) every day the NYSE is open. Each Fund calculates its NAV per share by dividing the total value of its net assets by the number of its shares outstanding. Shares are purchased or sold at the NAV next determined after your purchase or sale order is received in proper form by Touchstone or its authorized agent.

The Fund's equity investments are valued based on market value or, if no market value is available, based on fair value as determined by the Board of Trustees (or under their direction). All assets and liabilities initially expressed in foreign currency values will be converted into U.S. dollar values. Some specific pricing strategies follow:

    All short-term dollar-denominated investments that mature in 60 days or less are valued on the basis of amortized cost.
    Securities that do not have available market prices are priced at their fair value using consistent procedures established in good faith by the Board of Trustees.

The value of debt securities held by the Funds is determined as follows: (1) securities that have available market quotations are priced according to the most recent bid price quoted by one or more of the major market makers; and (2) securities that do not have available market prices are priced at their fair value using procedures approved by the Board of Trustees.

DISTRIBUTIONS AND TAXES

DIVIDENDS AND OTHER DISTRIBUTIONS

Each Fund intends to distribute to its insurance company shareholders substantially all of its income and capital gains. Each Fund will declare and pay dividends annually. Distributions of any net realized long-term and short-term capital gains earned by a Fund will be made at least annually. For information about dividends and other distributions in connection with an investment in a variable annuity contract or variable life policy, see the prospectus for your variable annuity contract or variable life policy.

TAX INFORMATION

Below the Funds have summarized some important tax issues that affect the Funds and their insurance company shareholders. This summary is based on current tax laws, which may change. For more information about the tax consequences of an investment in a variable annuity contract or variable life policy, see the prospectus for your variable annuity contract or variable life policy.

The Funds expect that they will not have to pay income taxes if they distribute all of their income and gains. Net income and realized capital gains that the Funds distribute are not currently taxable when left to accumulate within a variable annuity contract or variable life policy. For information on federal income taxation of a life insurance company with respect to its receipt of distributions from the Funds and federal income taxation of owners of variable annuity contracts or variable life policies, refer to the prospectus for your variable annuity contract or variable life policy.

You should consult with your tax advisor to address your own tax situation.

FOR MORE INFORMATION

For investors who want more information about the Funds, the following documents are available free upon request:

STATEMENT OF ADDITIONAL INFORMATION (SAI): The SAI provides more detailed information about the Funds and is legally a part of this prospectus.

ANNUAL/SEMIANNUAL REPORTS: The Funds' annual and semiannual reports ("the reports") provide additional information about the Funds' investments. In the Funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during their last fiscal year.

You can get free copies of the SAI, the reports, other information and answers to your questions about the Funds by contacting your financial advisor, or the Funds at:

Touchstone Service Center

400 Broadway

Cincinnati, Ohio 45202

800.669.2796 (Press 2)

Information about the Funds (including the SAI) can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington D.C. You can receive information about the operation of the Public Reference Room by calling the SEC at 1.202.942.8090.

Reports and other information about the Funds are available on the SEC's Internet site at

http://www.sec.gov. For a fee, you can get text-only copies of reports and other information, by writing the Public Reference Room of the SEC, 450 Fifth Street, NW, Washington, D.C. 20549-0102, or by sending an e-mail request to: publicinfo@sec.gov.

Investment Company Act File No. 811-08416